Senior Unsecured Bond - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 10, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 62,109,000	$ 57,272,000	$ 87,779,000	$ 62,526,000
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000,000
Interest rate on bond	7.75%	7.75%	7.75%	7.75%
Debt instrument maturity date	Feb. 10, 2021
Debt instrument redemption description		The Company may redeem the 2017 Bonds, in whole or in part, at any time beginning on or after February 11, 2019. Any 2017 Bonds redeemed from February 11, 2019 up until February 10, 2020, are redeemable at 103.875% of par, from February 11, 2020 to August 10, 2020, are redeemable at 101.9375% of par, and from August 11, 2020 to the maturity date are redeemable at 100% of par, in each case, plus accrued interest.
Additional bonds issuance option, maximum amount		$ 100,000,000
Debt instrument covenant description		The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of the greater of no less than $25.0 million; (b) to maintain an interest coverage ratio (as defined in the bond agreement) of not less than 2.25:1; and (c) maintain a Group equity ratio of minimum 30% (as defined in the bond agreement); At December 31, 2017, the Company was in compliance with all covenants contained in this credit facility.
2017 Senior Unsecured Bonds [Member] | February 11, 2019 through February 10, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	103.875%
2017 Senior Unsecured Bonds [Member] | February 11, 2020 through August 10, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	101.9375%
2017 Senior Unsecured Bonds [Member] | August 11, 2020 through Maturity Date [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	100.00%
Interest payment description on bond		Interest is payable semi-annually in arrears on June 18 and December 18.
2012 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Interest rate on bond	9.00%	9.00%	9.00%	9.00%
7.75% Senior Unsecured Bond [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 25,000,000
Interest coverage ratio		225.00%
Gross Equity ratio		30.00%
7.75% Senior Unsecured Bond [Member] | Maximum [Member]
Debt Instrument [Line Items]
Dividend payable percentage		50.00%